Shareholder Report, Holdings (Details) - C000200990 [Member]	Sep. 30, 2024
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%